Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132

                                 April 22, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 35
                       (File No. 333-123562) (CIK 1301363)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on April 14, 2005.

                                Very truly yours,

                                Advisor's Disciplined Trust 35

                                By:  Fixed Income Securities, L.P.


                                By        /s/ ALEX R MEITZNER
                                  ------------------------------------
                                            Alex R. Meitzner
                                           Managing Director